Cover	Jul. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 02, 2026
Entity File Number	000-19621
Entity Registrant Name	AI FINANCIAL CORPORATION
Entity Central Index Key	0000862861
Entity Tax Identification Number	41-1454591
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8548 Rozita Lee Avenue
Entity Address, Address Line Two	Suite 305
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89113
City Area Code	800
Local Phone Number	400-2247
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock (par value $0.001 per share)
Trading Symbol	AIFC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false